Provisions for legal proceedings - Summary of Reconciliation of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017
Legal proceedings provision [abstract]
Opening Balance	$ 7,026		$ 3,391	$ 3,391
Additions, net of reversals	307	[1]	183	3,937	[1]
Use of provision	(250)			(454)
Accruals and charges	572	[1]	$ 183	285	[1]
Others	94
Cumulative translation adjustment	(1,065)			(133)
Closing Balance	$ 6,684			$ 7,026

[1]	For the first half of 2017, additions to provision and accruals and charges amounted to US$ 183 and US$ 183, respectively.